SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2023
Sales to external customers	12,856	11,185	37,919	5,124	1,171	20	—	68,275
Intersegment sales [2]	122	1,978	386	298	1,906	18	(4,708)	—
Operating income (loss)	1,917	1,461	1,104	(3,021)	1,144	(341)	76	2,340
Depreciation and amortization	(535)	(341)	(1,241)	(278)	(238)	(42)	—	(2,675)
Impairment	—	—	—	(1,038)	—	—	—	(1,038)
Capital expenditures	426	917	1,612	406	784	479	(11)	4,613
Year ended December 31, 2022
Sales to external customers	13,716	11,929	47,015	5,863	1,305	16	—	79,844
Intersegment sales [2]	58	1,803	248	505	2,091	16	(4,721)	—
Operating income (loss)	2,818	2,775	4,292	(930)	1,483	(315)	149	10,272
Depreciation and amortization	(427)	(246)	(1,268)	(369)	(234)	(36)	—	(2,580)
Impairment	—	—	—	(1,026)	—	—	—	(1,026)
Capital expenditures	500	708	1,204	483	488	85	—	3,468
Year ended December 31, 2021
Sales to external customers	12,492	10,830	43,200	8,392	1,640	17	—	76,571
Intersegment sales [2]	38	2,026	134	1,462	2,405	17	(6,082)	—
Operating income (loss)	2,800	3,798	5,672	2,705	2,371	(228)	(142)	16,976
Depreciation and amortization	(325)	(228)	(1,252)	(450)	(228)	(40)	—	(2,523)
Impairment reversal	—	—	218	—	—	—	—	218
Capital expenditures	369	412	1,282	619	302	24	—	3,008
1.Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of Operating Income (Loss) to Net Income
The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2023	2022	2021
Operating income	2,340	10,272	16,976
Income from investments in associates and joint ventures	1,184	1,317	2,204
Impairments of equity method investments	(1,405)	—	—
Financing costs - net	(859)	(334)	(1,155)
Income before taxes	1,260	11,255	18,025
Income tax expense	238	1,717	2,460
Net income (including non-controlling interests)	1,022	9,538	15,565

Schedule of Geographical Areas

	Year ended December 31,
	2023	2022	2021
Americas
United States	8,886	8,835	7,300
Brazil	8,243	8,715	8,204
Canada	3,485	4,188	4,282
Mexico	3,288	2,876	2,356
Argentina	1,233	1,908	1,440
Others	1,110	1,538	1,826
Total Americas	26,245	28,060	25,408
Europe
Germany	6,550	7,761	6,541
Poland	4,466	5,930	5,298
France	4,611	5,703	4,874
Spain	3,981	4,737	4,187
Italy[1]	2,608	4,017	5,426
Czech Republic	1,183	1,432	1,362
Turkey	1,119	1,231	1,508
United Kingdom	1,341	1,593	1,519
Belgium	2,061	2,110	1,847
Netherlands	1,445	1,774	1,623
Russia	901	996	1,583
Romania	386	461	443
Ukraine	508	464	948
Others	4,620	6,310	5,025
Total Europe	35,780	44,519	42,184
Asia & Africa
South Africa	1,862	2,259	2,448
Morocco	745	806	689
Rest of Africa	524	499	1,068
China	764	765	943
Kazakhstan[2]	503	625	747
South Korea	410	383	608
India	102	131	142
Rest of Asia	1,340	1,797	2,334
Total Asia & Africa	6,250	7,265	8,979
Total	68,275	79,844	76,571
1.Sales in Italy include sales from Acciaierie d'Italia until April 14, 2021 (see note 2.3).
2.On December 7, 2023, the Company completed the divestment of ArcelorMittal Temirtau. Sales of ArcelorMittal Temirtau were consolidated until that date see note 2.3.

	December 31,
	2023	2022
Americas
Canada	5,141	5,105
Brazil[2]	7,103	4,075
United States	963	1,079
Mexico	1,767	1,747
Argentina	289	404
Venezuela	32	24
Others	21	19
Total Americas	15,316	12,453
Europe
France	4,190	3,618
Germany	2,629	2,457
Belgium	2,800	2,534
Poland	2,545	2,302
Ukraine	695	658
Spain	2,058	1,978
Luxembourg	1,898	1,998
Bosnia and Herzegovina	159	161
Romania	37	26
Czech Republic	25	27
Others	368	271
Total Europe	17,404	16,030
Asia & Africa
Kazakhstan[3]	—	1,555
South Africa	424	567
Liberia	915	420
Morocco	103	88
India	587	80
Others	101	110
Total Asia & Africa	2,130	2,820
Unallocated assets	25,827	26,126
Total	60,677	57,429
1.Non-current assets do not include goodwill, deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets (as they are not allocated to the individual countries). Such assets are presented under the caption “Unallocated assets”.
2.Brazil includes ArcelorMittal Pecém acquired on March 9, 2023 (see note 2.2.4).
3.On December 7, 2023, the Company completed the sale of ArcelorMittal Temirtau (see note 2.3).

Schedule of Sales by Product Type
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Mining products relate to the Company's own production. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2023	2022	2021
Flat products	38,647	44,776	41,895
Long products	14,124	17,486	18,118
Tubular products	2,160	2,683	2,233
Mining products	1,269	1,391	1,860
Others	12,075	13,508	12,465
Total	68,275	79,844	76,571

Disaggregation of Revenue From Contracts With Customers
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2023	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	11,830	10,393	33,569	4,234	—	—	60,026
Non-steel sales [1]	541	160	1,585	424	1,140	—	3,850
By-product sales [2]	94	174	1,305	168	—	—	1,741
Other sales [3]	391	458	1,460	298	31	20	2,658
Total	12,856	11,185	37,919	5,124	1,171	20	68,275

Year ended December 31, 2022	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,796	11,133	41,804	5,061	—	—	70,794
Non-steel sales [1]	491	189	2,212	373	1,274	—	4,539
By-product sales [2]	97	125	1,397	173	—	—	1,792
Other sales [3]	332	482	1,602	256	31	16	2,719
Total	13,716	11,929	47,015	5,863	1,305	16	79,844

Year ended December 31, 2021	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,127	10,225	38,302	7,148	—	—	67,802
Non-steel sales [1]	1	202	2,240	769	1,607	—	4,819
By-product sales [2]	132	111	943	171	—	—	1,357
Other sales [3]	232	292	1,715	304	33	17	2,593
Total	12,492	10,830	43,200	8,392	1,640	17	76,571
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity.
2.By-product sales mainly relate to slag, waste and coke by-products.
3.Other sales are mainly comprised of shipping and other services.